Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations

	Year ended December 31,
	2011	2010

Income tax benefit using U.S. federal statutory rate	$(14,509)	$(4,974)
State income taxes, net of federal benefit	(1,854)	411
Stock-based compensation	49	34
Research and development tax credits	(385)	(320)
Change in the valuation allowance	17,041	4,838
Permanent items	91	3
Other	(433)	8

	$—	$—

Schedule of principal components of the Company's deferred tax assets

	December 31,
	2011	2010

Deferred tax assets:
Net operating loss carryforwards	$49,838	$33,008
Capitalized research and development	1,431	1,789
Research and development credits	2,977	2,593
Depreciation and amortization	128	126
Other	331	148

Gross deferred tax assets	54,705	37,664
Valuation allowance	(54,705)	(37,664)

Net deferred tax asset	$—	$—